Derivative Instruments (Details) - Schedule of cash payments for the natural gas swap - Aria Energy LLC [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments (Details) - Schedule of cash payments for the natural gas swap [Line Items]
Natural gas swap liability	$ 253,000	$ 1,268,000
Natural gas swap – unrealized gain (loss)	$ 556	$ (322)